Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and contingencies (Note 9)
Commitments and Contingencies

Note 9 - Commitments and Contingencies

Fixed Price Contract

The Company’s multi-year contracts with its commercial customers contain fixed prices for product. These contracts expire between 2023 and 2025 and expose the Company to the potential risks associated with rising material costs during that same period.

Legal proceedings

The Company has commenced multiple patent infringement lawsuits to enforce its proprietary two-part Sorbent Enhancement Additive (SEA®) process for mercury removal from coal-fired power plants. These actions, filed between 2019 and 2025, target various operators of coal-fired power plants and refined coal producers whom the Company alleges have willfully infringed its patent rights. The Company is seeking damages, injunctive relief, and other remedies in each of these proceedings.

Delaware District Court Action

In July 2019, the Company initiated patent litigation against various defendants in the U.S. District Court for the District of Delaware which included (i) Vistra Energy Corp., AEP Generation Resources Inc., NRG Energy, Inc., Talen Energy Corporation, and certain of their respective affiliated entities, all of which are owners and/or operators of coal-fired power plants in the United States, and (ii) Arthur J. Gallagher & Co., DTE REF Holdings, LLC, CERT Coal Holdings LLC, Chem-Mod LLC, and certain of their respective affiliated entities, and additional named and unnamed defendants, all of which operate or are involved in operations of coal facilities in the United States.

Between July 2020 and January 2021, the Company entered into agreements with each of the four major utility defendants which included certain monetary arrangements and pursuant to which the Company dismissed all claims brought against each of them and their affiliates.

In November 2023, the Company entered into a confidential binding term sheet with Arthur J. Gallagher & Co., and various of its affiliated entities, and DTE Energy Resources LLC and various of its affiliated entities, to resolve the patent litigation. Pursuant to the term sheet, all claims and counterclaims asserted by the parties in such patent litigation have been dismissed with prejudice, although such term sheet does not affect any other claim brought against the remaining CERT defendants. In November 2023, Alistar Enterprises, LLC, one of the remaining CERT defendants, entered into a settlement agreement with the Company.

In December 2023, and in connection with the term sheet described above, the Company, along with its wholly-owned subsidiary, MES, Inc., and (a) Chem-Mod LLC (“Chem-Mod”), (b) Arthur J. Gallagher & Co. and AJG Coal, LLC, and (c) DTE Energy Co. and DTE Energy Resources, LLC, entered into a paid license of U.S. Patent No. 8,168,147, U.S. Patent No. 10,343,114, U.S. Patent No. 10,589,225, U.S. Patent No. 10,596,517 and U.S. Patent No. 10,668,430 and their foreign equivalents and related patent applications and patents, which licenses the use of refined coal or the Chem-Mod Solution in conjunction with activated carbon. This license applies to Chem-Mod and certain of its licensees, sub-licensees, and their customers, for the remaining term of such patents. By its terms, the license does not cover the use of activated carbon with coal that is not either refined coal or coal made by or for use with the Chem-Mod Solution in a manner authorized by the license. The parties to the license have mutually released all claims that any past use of the Chem-Mod Solution in connection with the production or use of refined coal with activated carbon by entities other than the CERT defendants and their customers infringes the asserted patents and related intellectual property, and all claims that could have been brought challenging the validity of such patents. The remaining CERT defendants and their customers (for activities relating to the CERT defendants) were not included within the scope of the license.

The case proceeded to trial in February 2024 against the remaining CERT defendants. On March 1, 2024, a federal jury returned a $57.1 million verdict in favor of the Company against the remaining CERT defendants, finding willful infringement of the Company’s patented technologies and holding the defendants liable for inducing and contributory infringement. Such group of affiliated defendants included multiple limited liability companies with refined coal industry operations, including CERT Operations II LLC, CERT Operations IV LLC, CERT Operations V LLC, and CERT Operations RCB LLC. Following the trial, the Court entered non-final judgments on the verdict against the CERT defendants and the parties submitted post-trial motions relating to the jury trial. The CERT defendants also asserted that the Company’s claims were barred due to their defense that they had an implied license to the asserted patents. A bench trial was held on such issue. On June 10, 2025, the Court ruled that the CERT defendants failed to prove that they had such an implied license and denied their motion to alter or amend the non-final judgment. In addition, on September 25, 2025, the Court issued a Memorandum Opinion and Order that denied the CERT defendants’ post-trial motion that they should not be held liable as a matter of law for induced infringement, contributory infringement or willful infringement. The Company is awaiting the Court’s determination as to the final judgment.

2024-2025 Patent Infringement Actions

In July 2024, the Company commenced three additional patent infringement lawsuits in U.S. District Courts in Arizona, Iowa and Missouri against multiple utilities and related entities. These actions allege willful infringement of the Company’s patents related to mercury emissions control. Named as defendants in the action filed in the U.S. District Court for the District of Arizona were Tucson Electric Power Co., San Carlos Resources, Inc., Salt River Project Agricultural Improvement and Power District, Tri-State Generation and Transmission Association, Inc., Springerville Unit 3 Holding LLC, and Springerville Unit 3 Partnership LP. Named as defendants in the action filed in the U.S. District Court for the Southern District of Iowa were Berkshire Hathaway Energy Company, MidAmerican Energy Company, PacifiCorp, Alliant Energy Corporation, Interstate Power and Light Company, and Wisconsin Power and Light

Company, and named as defendants in the action filed in the U.S. District Court for the Eastern District of Missouri were Ameren Corp. and Union Electric Co.

In October 2024, the Company entered into an agreement with one of the utility defendants and an affiliated entity in the Arizona action, and in January 2025, the Company entered into an agreement with another utility named in the Arizona action. Such agreements provide such parties and their affiliates with a non-exclusive license to certain Company patents related to the Company’s two-part Sorbent Enhancement Additive (SEA®) process for use in connection with a certain designated coal-fired power plant operated by them. The agreements include one-time license fees which have been received by the Company. One agreement provides the Company with a right of first refusal for certain of such utility’s product supply for mercury emissions capture at such designated power plant and the other agreement provides the Company with the right to be included in such party’s bidding process for certain product supply for mercury emissions capture at such party’s designated power plant.

On December 17, 2024, the U.S. Judicial Panel on Multidistrict Litigation ordered the consolidation of the three lawsuits in the U.S. District Court for the Southern District of Iowa for coordinated pretrial proceedings. In January 2025, the Company initiated an additional infringement suit in the Western District of Missouri against several Evergy-affiliated entities. Named as defendants in the action were Evergy, Inc., Evergy Metro Inc., Evergy Missouri West, Inc. and Evergy Kansas Central, Inc. One of such defendants was dismissed from the Western District of Missouri action and named as a defendant in a separate case commenced in the U.S. District Court for the District of Kansas. Such cases were transferred to the Iowa court pursuant to the existing transfer order.

Between January and July 2025, certain defendants in the consolidated Iowa actions filed inter partes review (“IPR”) petitions with the U.S. Patent and Trademark Office seeking to invalidate various asserted claims.

Effective as of August 5, 2025, the Company entered into separate agreements with two utilities, which are affiliated with each other, and named as defendants in the Southern District of Iowa action. In addition, as of September 9, 2025, the Company entered into an agreement with a utility and its affiliated entities, named as defendants in the Western District of Missouri and District of Kansas actions. Such agreements provide such parties and their affiliates with a non-exclusive license to certain Company patents related to the Company’s two-part SEA® process for use in connection with certain designated coal-fired power plants operated by them. Each agreement includes a one-time license fee. The agreements effective as of August 5, 2025 entered into with the two utilities, provide the Company with the right to be included in each utility’s bidding process for certain product supply for mercury emissions capture at such party’s operated power plants. Such two utilities have also agreed to withdraw from the IPR petitions.

Effective as of September 30, 2025, the Company entered into an agreement with another utility not named as a defendant in the Company’s patent litigations, but a party to the IPR petitions filed with the U.S. Patent and Trademark Office. Such agreement provides such utility and its affiliates with a with a non-exclusive license to certain Company patents related to the Company’s two-part SEA® process for use in connection with a certain designated coal-fired power plant operated by them. Such agreement includes a one-time license fee and provides the Company with the right to be included in such party’s bidding process for certain product supply for mercury emissions capture at such party’s designated power plant. Such party has agreed to withdraw from IPR petitions.

Effective as of October 15, 2025, the Company entered into an agreement with another utility named as a defendant in the Southern District of Iowa action. While the terms of the agreement are confidential, it includes a resolution of the disputes between the Company and that utility and its affiliates and provides for their withdrawal from related proceedings. As a result of this and the other agreements described above, the Company and several defendants have resolved their respective claims, and those defendants have been dismissed from the applicable actions. There remain two utilities in the consolidated Iowa actions.

As described above, between January and July 2025, certain defendants in the consolidated Iowa actions filed IPR petitions seeking to invalidate various asserted claims. In September and October 2025, the U.S. Patent Trial and Appeal Board (“PTAB”) granted the institution of the review of certain of the Company’s asserted patents. On October 13, 2025, the Court in the consolidated Iowa actions ruled to stay the litigation pending completion of the IPR process in the PTAB. No assurance can be given as to the ultimate outcome of these proceedings.

Except for the foregoing disclosures, the Company is not presently aware of any other material pending legal proceedings to which the Company is a party or of which any of its property is the subject.

Litigation, including patent litigation, is inherently subject to uncertainties. As such, there can be no assurance that the Company will be successful in litigating and/or settling any of these claims. The Company expenses legal costs relating to patent litigation as incurred.

Note 10 - Commitments and Contingencies

Fixed Price Contract

The Company’s multi-year contracts with its commercial customers contain fixed prices for product. These contracts expire between 2023 and 2025 and expose the Company to the potential risks associated with rising material costs during that same period.

Legal proceedings

On July 17, 2019, the Company initiated patent litigation against certain defendants in the U.S. District Court for the District of Delaware for infringement of certain United States patents owned by the Company. These patents relate to the Company’s two-part Sorbent Enhancement Additive (SEA®) process for mercury removal from coal-fired power plants. Named as defendants in the lawsuit were (i) Vistra Energy Corp., AEP Generation Resources Inc., NRG Energy, Inc., Talen Energy Corporation, and certain of their respective affiliated entities, all of which are owners and/or operators of coal-fired power plants in the United States, and (ii) Arthur J. Gallagher & Co., DTE REF Holdings, LLC, CERT Coal Holdings LLC, Chem-Mod LLC, and certain of their respective affiliated entities, and additional named and unnamed defendants, all of which operate or are involved in operations of coal facilities in the United States. In the lawsuit, the Company alleges that each of the defendants has willfully infringed certain of the Company’s patents and seeks unspecified damages, attorneys’ fees, costs and injunctive relief.

During 2020, each of the four major utility defendants in the above action filed petitions for Inter Partes Review with the United States Patent and Trademark Office, seeking to invalidate certain claims to the patents which are subject to the litigation. Between July 2020 and January 2021, we entered into agreements with each of the four major utility defendants in such action which included certain monetary arrangements and pursuant to which we have dismissed all claims brought against each of them and their affiliates, and such parties have withdrawn from petitions for Inter Partes Review with the United States Patent and Trademark Office. Such agreements entered into with such parties provide each of them and their affiliates with a non-exclusive license to certain Company patents (related to the Company’s two-part Sorbent Enhancement Additive (SEA®) process) for use in connection with such parties’ coal-fired power plants.

Subsequently, and as a result of certain rulings by the Court, certain defendants were dismissed in the action, certain defendants were added and certain originally named defendants remained in the action. A jury trial was scheduled for November 13, 2023.

On November 9, 2023, the Company entered into a confidential binding term sheet with Arthur J. Gallagher & Co., and various of its affiliated entities (collectively “AJG”), and DTE Energy Resources LLC and various of its affiliated entities (collectively “DTE”), to resolve the patent litigation. Pursuant to the term sheet, all claims and counterclaims asserted by the parties in such patent litigation have been dismissed with prejudice, although such term sheet does not affect any other claim brought against the remaining CERT defendants. The financial aspects of the term sheet remain confidential pursuant to its terms.

In addition, effective November 9, 2023, Alistar Enterprises, LLC (“Alistar”), one of the remaining CERT defendants, entered into a settlement agreement with the Company which provided that all claims and counterclaims asserted in the action between the Company and Alistar be dismissed with prejudice. The financial terms of such settlement remain confidential.

Effective as of December 28, 2023, and in connection with the term sheet described above, the Company, along with its wholly-owned subsidiary, MES, Inc., and (a) Chem-Mod LLC (“Chem-Mod”), (b) Arthur J. Gallagher & Co. and AJG Coal, LLC, and (c) DTE Energy Co. and DTE Energy Resources, LLC, entered into a paid license of U.S. Patent No. 8,168,147, U.S. Patent No. 10,343,114, U.S. Patent No. 10,589,225, U.S. Patent No. 10,596,517 and U.S. Patent No. 10,668,430 and their foreign equivalents and related patent applications and patents, which licenses the use of refined coal or the Chem-Mod Solution in conjunction with activated carbon. This license applies to Chem-Mod and certain of its licensees, sub-licensees, and their customers, for the remaining term of such patents. By its terms, the license does not cover the use of activated carbon with coal that is not either refined coal or coal made by or for use with the Chem-Mod Solution in a manner authorized by the license. The parties to the license have mutually released all claims that any past use of the Chem-Mod Solution in connection with the production or use of refined coal with activated carbon by entities other than the CERT defendants and their customers infringes the asserted patents and related intellectual property, and all claims that could have been brought challenging the validity of such patents.

The remaining CERT defendants and their customers (for activities relating to the CERT defendants) are not included within the scope of the license. The Court rescheduled the trial as to the claims against the remaining CERT defendants to begin on February 26, 2024.

Following a five-day trial, on March 1, 2024, a federal jury in the U.S. District Court for the District of Delaware awarded a $57.1 million patent infringement verdict in favor of the Company against the remaining group of CERT defendants. Such group of affiliated defendants included multiple limited liability companies with refined coal industry operations, including CERT Operations II LLC, CERT Operations IV LLC, CERT Operations V LLC, and CERT Operations RCB LLC. The jury determined that these defendants infringed our patented technologies for mercury emissions and were liable for willful infringement, along with inducing and contributory infringement. Following the trial, various post-trial motions and applications were made by the parties. We are awaiting rulings from the Court.

In July 2024, the Company commenced three patent infringement lawsuits against multiple defendants, including coal-fired power utilities, in three separate U.S. District Courts in Arizona, Iowa and Missouri. Such lawsuits claim infringement of the Company’s patent rights related to the Company’s mercury emissions reduction technologies. Named as defendants in the action filed in the U.S. District Court for the District of Arizona are Tucson Electric Power Co., San Carlos Resources, Inc., Salt River Project Agricultural Improvement and Power District, Tri-State Generation and Transmission Association, Inc., Springerville Unit 3 Holding LLC, and Springerville Unit 3 Partnership LP. Named as defendants in the action filed in the U.S. District Court for the Southern District of Iowa are Berkshire Hathaway Energy Company, MidAmerican Energy Company, PacifiCorp, Alliant Energy Corporation, Interstate Power and Light Company, and Wisconsin Power and Light Company, and named as defendants in the action filed in the U.S. District Court for the Eastern District of Missouri are Ameren Corp. and Union Electric Co. In each lawsuit, the Company requests a trial by jury against the defendants and seeks damages, costs, and legal expenses, along with a finding of willful infringement by the defendants, and an injunction prohibiting the defendants from further acts of infringement.

Effective as of October 8, 2024, the Company entered into agreement with one of the utilities and an affiliated entity named as defendants in the patent infringement lawsuit commenced by the Company in July 2024 in the U.S. District Court in Arizona (the “Arizona Action”). Such agreement provides such parties and their affiliates with a non-exclusive license to certain Company patents related to the Company’s two-part Sorbent Enhancement Additive (SEA®) process for use in connection with a certain designated coal-fired power plant operated by such utility. The agreement includes a one-time license fee which has been received by the Company, and provides the Company with a right of first refusal for certain of such utility’s product supply for mercury emissions capture at such designated power plant. Such lawsuit will continue against the other non-affiliated defendants named in the Arizona Action.

On December 17, 2024, a United States Judicial Panel on Multidistrict Litigation ordered that the above three patent infringement lawsuits be consolidated and centralized in the Southern District of Iowa for coordinated or consolidated pretrial proceedings (the “Transfer Order”).

See “Note 16 – Subsequent Events” for information on an agreement entered into with another party named as a defendant in the Arizona Action, along with information of the commencement of additional patent litigation and filing of petitions for Inter Partes Review with the United States Patent and Trademark Office.

Except for the foregoing disclosures, the Company is not presently aware of any other material pending legal proceedings to which the Company is a party or of which any of its property is the subject.

Litigation, including patent litigation, is inherently subject to uncertainties. As such, there can be no assurance that the Company will be successful in litigating and/or settling any of these claims. The Company expenses legal costs relating to patent litigation as incurred.